Filed with the Securities and Exchange Commission on October 16, 2009

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	34	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	35	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

555 Taxter Road, Suite 175
Elmsford, New York 10523
(Address and Zip Code of Principal Executive Offices)

1-800-930-3828
Registrant’s Telephone Number, including Area Code

Leonid Polyakov
555 Taxter Road, Suite 175
Elmsford, New York 10523
(Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 34 to the Registration Statement of Kinetics Mutual Funds, Inc. (the “Company”) is being filed to add one new series to the Company:  the Kinetics Paradigm Absolute Return Fund.

Subject to Completion [    ]

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

No Load Class

December [ ], 2009	Prospectus	www.kineticsfunds.com

The Paradigm Absolute Return Fund (_____)
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Kinetics Mutual Funds, Inc.
This Prospectus discusses the No Load Class of a series (the “Paradigm Absolute Return Fund” or the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage all of their own portfolios of securities, the Fund seeks its investment objective by investing at least 80% of its investable assets in a portfolio series, the Paradigm Portfolio (the “Paradigm Portfolio” or the “Portfolio”), of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with investment objectives and strategies similar, but not identical, to those of the Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of the Fund Structure.”
Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Sub-Adviser
Broadmark Asset Management, LLC
Minimum Initial Investment
$2,500
December [ ], 2009

OVERVIEW

The Paradigm Absolute Return Fund is a non-diversified fund that seeks to earn a positive total return with reduced market risk.  The Fund generally will invest approximately 80% of its investable assets in the Paradigm Portfolio, under normal market conditions, while also hedging market risk with futures, options and short sales of exchange-traded funds (“ETFs”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments in the Paradigm Portfolio as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Who May Want to Invest

The Paradigm Absolute Return Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

1

THE PARADIGM ABSOLUTE RETURN FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Absolute Return Fund is to earn a positive total return with reduced market risk.

Principal Investment Strategies
The Paradigm Absolute Return Fund seeks to achieve its investment objective by investing approximately 80% of its investable assets in the Paradigm Portfolio, under normal market conditions, while also hedging market risk with futures, options and short sales of ETFs.  While the Paradigm Absolute Return Fund generally invests approximately 80% of its investable assets in the Paradigm Portfolio, the Sub-Adviser may choose to invests more or less of the Fund’s assets in the Paradigm Portfolio depending on market conditions.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  A fundamental principle is to regard the investments in the Paradigm Portfolio as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Absolute Return Fund’s Sub-Adviser will attempt to hedge market risk based upon a multi-factor process. This process assesses such factors as monetary policy, valuation, investor sentiment and momentum. Net exposure to equities will be regulated based upon the overall assessment of risk and opportunity. When equity market risk is perceived to be high, and opportunity low, net exposure will be reduced by selling futures, option combos or ETFs against the value of the Paradigm Absolute Return Fund’s investment in the Portfolio. Conversely, when perceived risks are low and opportunities high, the Fund will have a low to zero exposure to hedging vehicles.  There is no guarantee that the Sub-Adviser will accurately measure existing risk.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

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»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio and the Paradigm Absolute Return Fund may each invest up to 100% of their respective assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio or the Paradigm Absolute Return Fund engages in a temporary defensive strategy,  the Paradigm Absolute Return Fund may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio’s investment objective is long-term growth of capital.  The Paradigm Absolute Return Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Absolute Return Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing some or all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or having the Paradigm Absolute Return Fund’s current Investment Adviser and Sub-Adviser, manage all of the Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Absolute Return Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Absolute Return Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Absolute Return Fund and the Paradigm Portfolio are likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser or Sub-Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and the Paradigm Absolute Return Fund’s respective investment objectives.

»	Liquidity Risks: The Investment Adviser or Sub-Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Absolute Return Fund and the Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

3

»
Foreign Securities Risks: The Paradigm Absolute Return Fund and the Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Absolute Return Fund and the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Absolute Return Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser or Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio and/or the Paradigm Absolute Return Fund give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continue to bear the risk of declines in the value of their common stock portfolios.  The Paradigm Portfolio and/or the Paradigm Absolute Return Fund will receive a premium from writing a covered call option that they retain whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Short Sales Risks:  If the value of a security sold short increases, the Paradigm Absolute Return Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Paradigm Absolute Return Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs.

»
ETFs Risk:  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies.  In addition, ETFs do not necessarily trade at the net asset value of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs.  As a shareholder in an ETF, the Paradigm Absolute Return Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Derivatives Risks:  The investments of each of the Paradigm Portfolio and Paradigm Absolute Return Fund in futures, options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Paradigm Portfolio or Paradigm Absolute Return Fund. To the extent the Paradigm Portfolio or Paradigm Absolute Return Fund segregates assets to cover derivatives positions, the Paradigm Portfolio or Paradigm Absolute Return Fund may impair its ability to meet current obligations, to honor requests for redemption and to manage the Paradigm Portfolio or Paradigm Absolute Return Fund properly in a manner consistent with its stated investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Absolute Return Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Absolute Return Fund, nor can it assure you that the market value of your investment will not decline.

4

Performance of the Paradigm Absolute Return Fund

Because the Paradigm Absolute Return Fund has not yet commenced operations, there is no performance information for the Fund.

Fees and Expenses of the Paradigm Absolute Return Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Absolute Return Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table
Shareholder Transaction Expenses (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less, if applicable)	2.00%
Exchange Fee(1)	None
Maximum Account Fee(2)	None

Annual Operating Expenses (expenses deducted from Fund assets)		No Load Class
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		None
Other Expenses(3)		0.36%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.11%
Acquired Fund Fees and Expenses(4)		1.37%
Total Annual Fund Operating Expenses(5)		2.38%

(1)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(2)	IRA accounts are assessed a $15.00 annual fee.
(3)	Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.
(4)
Acquired Fund Fees and Expenses (“AFFE”) represents the pro rata expenses the Paradigm Absolute Return Fund expects to incur during the current fiscal year as a result of investing in other investment companies, including the Portfolio, that have their own expenses.  Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets before expense ratios, which will reflect the Paradigm Absolute Return Fund’s operating expenses and does not include AFFE.

(5)
As of December 31, 2009, the Investment Adviser to the Fund has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.29%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in No Load Class shares of the Paradigm Absolute Return Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in No Load Class shares of the Paradigm Absolute Return Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year that dividends and distributions are reinvested and that the Paradigm Absolute Return Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Absolute Return Fund would be:

	1 Year	3 Years
No Load Class	$241	$742

5

Main Risks of Investing in the Fund

The principal risks of investing in the Paradigm Absolute Return Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Paradigm Absolute Return Fund.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.    The following describes the primary risks to the Fund by investing in the Portfolio due to the Portfolio’s specific investment objective and strategies and by making direct investments.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor the Portfolio can give any assurance that its investment objective will be achieved.

Market Risk
The NAV of the Portfolio and of the Fund will fluctuate based on changes in the value of their respective underlying portfolios.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio or the Fund invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio and the Fund is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s and the Fund’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio or the Fund may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s or the Fund’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio or the Fund could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio or the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect the Portfolio’s and the Fund’s performance under these circumstances, and large movements of assets into and out of the Portfolio or the Fund may negatively impact the Portfolio’s or the Fund’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Cash collateral may be invested by the Portfolio in short-term investments, including repurchase agreements and Rule 2a-7 money market funds.  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of the collateral.

6

Non-Diversification
The Portfolio and the Fund are non-diversified funds and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Investment in Small and Medium-Size Companies
The Fund and the Portfolio may invest in small or medium-size companies.  Accordingly, the Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If the Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of the Portfolio and your investment in the Fund will be more susceptible to significant losses.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Fund and the Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing
Each of the Portfolio and the Fund may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns.  The Portfolio or the Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio or the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

Derivatives Risk
Each of the Portfolio and the Fund may invest in derivatives such as options and futures.  The successful use of these investment practices depends on the Investment Adviser or Sub-Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio and/or the Fund may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

7

The Portfolio’s and the Fund’s ability to dispose of their positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio or the Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio or the Fund would have to be exercised in order for the Portfolio or the Fund to realize any profit and (2) the Portfolio or the Fund may not be able to sell portfolio securities covering an option written by the Portfolio or the Fund until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that either the Portfolio or the Fund will be able to utilize these instruments effectively.  In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio and the Fund for U.S. federal income tax purposes.

The Portfolio and the Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S.  Foreign markets however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. The Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

The Fund may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a future price.

Futures Risk
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Paradigm Portfolio or Paradigm Absolute Return Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Short Sales Risks
In a short sale, the Paradigm Absolute Return Fund sells a security it does not own, in anticipation that the price of the security will fall. When the Fund sells securities short, it must borrow securities to make delivery to the buyer of those securities, which incurs costs and expenses.  When the Fund borrows securities, it uses other assets including long positions as collateral for the loan. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions.  It is possible that the Fund’s long equity positions will decline in value at the same time that the value of the securities the Fund sold short increases, thereby increasing potential losses to the Fund.  The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price.  In some instances, the Fund may have to sell long positions at a disadvantageous price in order to cover or close out short positions. Engaging in short sales is a form of leverage, which increases the Fund's assets through borrowing.

8

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Exchange-Traded Funds (ETFs)
The Portfolio may invest up to 5% of its assets in ETFs and the Fund may make additional investments in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies
Each of the Portfolio and the Fund may invest up to 10% of its respective total assets in the securities of other investment companies, including ETFs, not affiliated with the Investment Adviser or Sub-Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Portfolio or the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Portfolio or the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio or the Fund.

Portfolio Holdings Information

A description of the Portfolio’s and the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Portfolio’s and the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio or the Fund and the percentage that each holding represents of the Portfolio’s or the Fund’s, as applicable, total holdings, and (b) top five performing and bottom five performing portfolio holdings of the Portfolio or the Fund, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

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Management of the Fund and the Portfolio

Investment Adviser
The  investment adviser to the Portfolio and the Fund is Kinetics Asset Management, Inc. (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of ten mutual funds with discretionary management authority over approximately $5.50 billion in assets as of September 30, 2009.  The Investment Adviser has selected, and the Company’s Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as sub-adviser for the Fund.  Broadmark, 12 East 52nd St., 3rd Floor, New York, New York, is a Delaware limited liability company that is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended.  As of September 30, 2009, Broadmark had assets under management of approximately $283 million.

The Investment Adviser will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Broadmark and assist and consult with Broadmark in connection with the Fund’s investment program.  Broadmark, under the supervision of the Investment Adviser will be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Portfolio and the Fund.  Broadmark, under the supervision of the Investment Adviser, is also responsible for decisions to buy and sell securities for the Fund that are not invested in the Paradigm Portfolio. Payments to the Sub-Adviser for its services are made by Fund, not the Investment Adviser.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 0.65% of the Portfolio’s average daily net assets.  For its services, Broadmark receives sub-advisory fees from the Fund.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ending June 30, 2009.  A discussion regarding the basis of the Board’s approval of the investment advisory agreement and investment sub-advisory agreement for the Fund will be available in the Company’s first annual or semi-annual report to shareholders following the Fund’s commencement of operations.

Kinetics as the Investment Adviser to the Portfolio, and Broadmark as Sub-Adviser to the Fund, are engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the Portfolio and Fund and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio or Fund) or from engaging in other activities.

Investment Professional for the Sub-Adviser
The portfolio manager of the Fund is Christopher J. Guptill.  Mr. Guptill is Chief Executive Officer and Chief Investment Officer of Broadmark and has been with the company since its inception in 1999.  Mr. Guptill, a founding member of Broadmark, is responsible for the development of Broadmark’s investment management programs and products.  He is also responsible for the implementation of all portfolio management and execution.  Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics.  Mr. Guptill has managed the Fund since its inception.

Members of the Investment Adviser’s Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio through an investment team. The following persons are responsible for the Portfolio’s day-to-day management.

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The lead co-portfolio managers of the Paradigm Portfolio are Mr. Doyle, Chairman of the Board and President of the Company, and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Mr. Stahl has served as Director of Research since 2000. Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon. Mr. Mampilly provides substantial input on research, stock selection and portfolio composition.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of the Fund’s No Load Class are sold at NAV per share, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of the Fund’s Classes.

Equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio or the Fund prices its shares.  See “Trading in Foreign Securities.”  The Portfolio and the Fund may use independent pricing services to assist in calculating the NAV per share of the Portfolio and the Fund.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.  Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the last bid and asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the current bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio and the Fund are considered at such value as the Investment Adviser may determine in good faith, in accordance with valuation procedures as approved by the Trustee’s Board of Trustees and the Company’s Board of Directors.

Debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at the mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

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Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s or the Fund’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Foreign securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s or Fund’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
No Load Class shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Funds or its Transfer Agent.

Investing by Telephone
If you have completed the Telephone and Internet Option – Purchase (EFT) Authorization section of the No Load Class Application (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

The minimum telephone purchase is $100.  You may not make your initial purchase of the Fund’s shares by telephone.

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Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the enclosed Application and mail it, along with a check made payable to The Paradigm Absolute Return Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund	The Paradigm Absolute Return Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

Wire to:		U.S. Bank N.A.
●	ABA Number:	075000022
●	Credit:	U.S. Bancorp Fund Services, LLC
●	Account:	112-952-137
●	Further Credit:	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

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Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

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Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund	The Paradigm Absolute Return Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $100.

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The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  The Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of its customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

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Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options - Exchange section of the Application, you can exchange your shares in the Fund for shares of the same class of any other fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load Class shares for No Load Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in the Fund and the purchase of shares in another fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

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Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

18

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of the Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Fund is provided in the SAI.

19

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Investment Adviser receives an annual shareholder-servicing fee with respect to the No Load Class equal to 0.25% of the Fund’s average daily net assets attributable to the No Load Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and the Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of the Fund Structure

Unlike other mutual funds that directly acquire and manage all of their own portfolio securities, the Fund invests at least 80% of its investable assets in the Portfolio that is a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

20

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investments from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then invest all of its assets directly in individual securities of other issuers or invest some or all of its assets in another portfolio of the Trust.

The SAI contains more information about the Fund and the Portfolio, the  Fund structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  ___________________________________, is the independent registered public accounting firm for the Fund.

Financial Highlights

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

21

Kinetics Mutual Funds, Inc.

The Paradigm Absolute Return Fund

Investment Adviser and Shareholder Servicing Agent Sub-Adviser Legal Counsel Independent Registered Public Accounting Firm Distributor Transfer Agent, Fund Accountant, and Administrator Custodian
Kinetics Asset Management, Inc.
555 Taxter Road, Suite 175
Elmsford, NY 10523

Broadmark Asset Management, LLC
12 East 52nd St., 3rd Floor
New York, NY 10022

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

__________________________
__________________________
__________________________

Kinetics Funds Distributor, Inc.
555 Taxter Road, Suite 175
Elmsford, NY 10523

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated December [   ], 2009
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                                       By Internet:
1-800-930-3828                                                      http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

Subject to Completion [    ]

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Advisor Classes

December [ ], 2009	Prospectus	www.kineticsfunds.com

The Paradigm Absolute Return Fund (_____)
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Kinetics Mutual Funds, Inc.
This Prospectus discusses the Advisor Classes of a series (the “Paradigm Absolute Return Fund” or the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage all of their own portfolios of securities, the Fund seeks its investment objective by investing at least 80% of its investable assets in a portfolio series, the Paradigm Portfolio (the “Paradigm Portfolio” or the “Portfolio”), of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with investment objectives and strategies similar, but not identical, to those of the Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of the Fund Structure.”
Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Sub-Adviser
Broadmark Asset Management, LLC
Minimum Initial Investment
$2,500
December [ ], 2009

OVERVIEW

The Paradigm Absolute Return Fund is a non-diversified fund that seeks to earn a positive total return with reduced market risk.  The generally will invest approximately 80% of its investable assets in the Paradigm Portfolio, under normal market conditions,  while also hedging market risk with futures, options and short sales of exchange-traded funds (“ETFs”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments in the Paradigm Portfolio as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Who May Want to Invest

The Paradigm Absolute Return Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

1

THE PARADIGM ABSOLUTE RETURN FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Absolute Return Fund is to earn a positive total return with reduced market risk.

Principal Investment Strategies
The Paradigm Absolute Return Fund seeks to achieve its investment objective by investing approximately 80% of its investable assets in the Paradigm Portfolio, under normal market conditions, while also hedging market risk with futures, options and short sales of ETFs.  While the Paradigm Absolute Return Fund generally invests approximately 80% of its investable assets in the Paradigm Portfolio, the Sub-Adviser may choose to invests more or less of the Fund’s assets in the Paradigm Portfolio depending on market conditions.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  A fundamental principle is to regard the investments in the Paradigm Portfolio as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Absolute Return Fund’s Sub-Adviser will attempt to hedge market risk based upon a multi-factor process. This process assesses such factors as monetary policy, valuation, investor sentiment and momentum. Net exposure to equities will be regulated based upon the overall assessment of risk and opportunity. When equity market risk is perceived to be high, and opportunity low, net exposure will be reduced by selling futures, option combos or ETFs against the value of the Paradigm Absolute Return Fund’s investment in the Portfolio. Conversely, when perceived risks are low and opportunities high, the Fund will have a low to zero exposure to hedging vehicles.  There is no guarantee that the Sub-Adviser will accurately measure existing risk.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

2

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio and the Paradigm Absolute Return Fund may each invest up to 100% of their respective assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio or the Paradigm Absolute Return Fund engages in a temporary defensive strategy,  the Paradigm Absolute Return Fund may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio’s investment objective is long-term growth of capital.  The Paradigm Absolute Return Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Absolute Return Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing some or all of the Paradigm Absolute Return Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Absolute Return Fund or having the Paradigm Absolute Return Fund’s current Investment Adviser and Sub-Adviser, manage all of the Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Absolute Return Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Absolute Return Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Absolute Return Fund and the Paradigm Portfolio are likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser or Sub-Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and the Paradigm Absolute Return Fund’s respective investment objectives.

»	Liquidity Risks: The Investment Adviser or Sub-Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Absolute Return Fund and the Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

3

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Absolute Return Fund and the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Absolute Return Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser or Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio and/or the Paradigm Absolute Return Fund give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continue to bear the risk of declines in the value of their common stock portfolios.  The Paradigm Portfolio and/or the Paradigm Absolute Return Fund will receive a premium from writing a covered call option that they retain whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Short Sales Risks:  If the value of a security sold short increases, the Paradigm Absolute Return Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Paradigm Absolute Return Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs.

»
ETFs Risk:  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies.  In addition, ETFs do not necessarily trade at the net asset value of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs.  As a shareholder in an ETF, the Paradigm Absolute Return Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Derivatives Risks:  The investments of each of the Paradigm Portfolio and Paradigm Absolute Return Fund in futures, options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Paradigm Portfolio or Paradigm Absolute Return Fund. To the extent the Paradigm Portfolio or Paradigm Absolute Return Fund segregates assets to cover derivatives positions, the Paradigm Portfolio or Paradigm Absolute Return Fund may impair its ability to meet current obligations, to honor requests for redemption and to manage the Paradigm Portfolio or Paradigm Absolute Return Fund properly in a manner consistent with its stated investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Absolute Return Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Absolute Return Fund, nor can it assure you that the market value of your investment will not decline.

4

Performance of the Paradigm Absolute Fund

Because the Paradigm Absolute Return Fund has not yet commenced operations, there is no performance information for the Fund.

Fees and Expenses of the Paradigm Absolute Return Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Absolute Return Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table
Shareholder Transaction Expenses (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less, if applicable)	2.00%	2.00%
Exchange Fee(1)	None	None
Maximum Account Fee(2)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)		Advisor Class A		Advisor Class C
Management Fees		0.65%		0.65%
Distribution (Rule 12b-1) Fees(3)		0.50%		0.75%
Other Expenses(4)		0.36%		0.36%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	0.11%		0.11%
Acquired Fund Fees and Expenses(5)		1.37%		1.37%
Total Annual Fund Operating Expenses(7)		2.88%		3.13%

(1)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(2)	IRA accounts are assessed a $15.00 annual fee.
(3)
Under the Distribution Plans adopted for the Advisor Class A and the Advisor Class C shares, each class may pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value of Advisor Class A and Advisor Class C shares, respectively, to the Distributor or other qualified recipients under the Plans.

(4)	Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.
(5)
Acquired Fund Fees and Expenses (“AFFE”) represents the pro rata expenses the Paradigm Absolute Return Fund expects to incur during the current fiscal year as a result of investing in other investment companies, including the Portfolio, that have their own expenses.  Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets before expense ratios, which will reflect the Paradigm Absolute Return Fund’s operating expenses and does not include AFFE.

(6)
As of December 31, 2009, the Investment Adviser to the Paradigm Absolute Return Fund has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.54% and 3.04% for Advisor Class A shares and Advisor Class C shares, respectively.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Paradigm Absolute Return Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Paradigm Absolute Return Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year that dividends and distributions are reinvested and that the Paradigm Absolute Return Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Absolute Return Fund would be:

5

	1 Year	3 Years
Advisor Class A	$849	$1,416
Advisor Class C	$316	$ 966

See “Description of Advisor Classes” on page 20.

Main Risks of Investing in the Fund

The principal risks of investing in the Paradigm Absolute Return Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Paradigm Absolute Return Fund.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.    The following describes the primary risks to the Fund by investing in the Portfolio due to the Portfolio’s specific investment objective and strategies and by making direct investments.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor the Portfolio can give any assurance that its investment objective will be achieved.

Market Risk
The NAV of the Portfolio and of the Fund will fluctuate based on changes in the value of their respective underlying portfolios.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio or the Fund invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio and the Fund is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s and the Fund’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio or the Fund may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s or the Fund’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio or the Fund could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio or the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect the Portfolio’s and the Fund’s performance under these circumstances, and large movements of assets into and out of the Portfolio or the Fund may negatively impact the Portfolio’s or the Fund’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Cash collateral may be invested by the Portfolio in short-term investments, including repurchase agreements and Rule 2a-7 money market funds.  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of the collateral.

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Non-Diversification
The Portfolio and the Fund are non-diversified funds and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Investment in Small and Medium-Size Companies
The Fund and the Portfolio may invest in small or medium-size companies.  Accordingly, the Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If the Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of the Portfolio and your investment in the Fund will be more susceptible to significant losses.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Fund and the Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing
Each of the Portfolio and the Fund may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns.  The Portfolio or the Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio or the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

Derivatives Risk
Each of the Portfolio and the Fund may invest in derivatives such as options and futures.  The successful use of these investment practices depends on the Investment Adviser or Sub-Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio and/or the Fund may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

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The Portfolio’s and the Fund’s ability to dispose of their positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio or the Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio or the Fund would have to be exercised in order for the Portfolio or the Fund to realize any profit and (2) the Portfolio or the Fund  may not be able to sell portfolio securities covering an option written by the Portfolio or the Fund until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that either the Portfolio or the Fund will be able to utilize these instruments effectively.  In addition, the  ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio and the Fund for U.S. federal income tax purposes.

The Portfolio and the Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S.  Foreign markets however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. The Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

The Fund may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a future price.

Futures Risk
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Paradigm Portfolio or Paradigm Absolute Return Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Short Sales Risks
In a short sale, the Paradigm Absolute Return Fund sells a security it does not own, in anticipation that the price of the security will fall. When the Fund sells securities short, it must borrow securities to make delivery to the buyer of those securities, which incurs costs and expenses.  When the Fund borrows securities, it uses other assets including long positions as collateral for the loan. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions.  It is possible that the Fund’s long equity positions will decline in value at the same time that the value of the securities the Fund sold short increases, thereby increasing potential losses to the Fund.  The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price.  In some instances, the Fund may have to sell long positions at a disadvantageous price in order to cover or close out short positions. Engaging in short sales is a form of leverage, which increases the Fund's assets through borrowing.

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Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Exchange-Traded Funds (ETFs)
The Portfolio may invest up to 5% of its assets in ETFs and the Fund may make additional investments in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies
Each of the Portfolio and the Fund may invest up to 10% of its respective total assets in the securities of other investment companies, including ETFs, not affiliated with the Investment Adviser or Sub-Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Portfolio or the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Portfolio or the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio or the Fund.

Portfolio Holdings Information

A description of the Portfolio’s and the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Portfolio’s and the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio or the Fund and the percentage that each holding represents of the Portfolio’s or the Fund’s, as applicable, total holdings, and (b) top five performing and bottom five performing portfolio holdings of the Portfolio or the Fund, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

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Management of the Fund and the Portfolio

Investment Adviser
The investment adviser to the Portfolio and the Fund is Kinetics Asset Management, Inc. (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of ten mutual funds with discretionary management authority over approximately $5.50 billion in assets as of September 30, 2009.  The Investment Adviser has selected, and the Company’s Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as sub-adviser for the Fund.  Broadmark, 12 East 52nd St., 3rd Floor, New York, New York, is a Delaware limited liability company that is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended.  As of September 30, 2009, Broadmark had assets under management of approximately $283 million.

The Investment Adviser will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Broadmark and assist and consult with Broadmark in connection with the Fund’s investment program.  Broadmark, under the supervision of the Investment Adviser will be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Portfolio and the Fund.  Broadmark, under the supervision of the Investment Adviser, is also responsible for decisions to buy and sell securities for the Fund that are not invested in the Paradigm Portfolio. Payments to the Sub-Adviser for its services are made by the Fund, not the Investment Adviser.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 0.65% of the Portfolio’s average daily net assets.  For its services, Broadmark receives sub-advisory fees from the Fund.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ending June 30, 2009.  A discussion regarding the basis of the Board’s approval of the investment advisory agreement and investment sub-advisory agreement for the Fund will be available in the Company’s first annual or semi-annual report to shareholders following the Fund’s commencement of operations.

Kinetics as the Investment Adviser to the Portfolio and the Fund, and Broadmark as Sub-Adviser to the Fund, are engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the Portfolio and the Fund and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio or the Fund) or from engaging in other activities.

Investment Professional for the Sub-Adviser
The portfolio manager of the Fund is Christopher J. Guptill.  Mr. Guptill is Chief Executive Officer and Chief Investment Officer of Broadmark and has been with the company since its inception in 1999.  Mr. Guptill, a founding member of Broadmark, is responsible for the development of Broadmark’s investment management programs and products.  He is also responsible for the implementation of all portfolio management and execution.  Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics.  Mr. Guptill has managed the Fund since its inception.

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Members of the Investment Adviser’s Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio through an investment team. The following persons are responsible for the Portfolio’s day-to-day management.

The lead co-portfolio managers of the Paradigm Portfolio are Mr. Doyle, Chairman of the Board and President of the Company, and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Mr. Stahl has served as Director of Research since 2000. Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon. Mr. Mampilly provides substantial input on research, stock selection and portfolio composition.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of each Class of the Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”).  The NAVs are determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and in generally the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of the Fund’s Classes.

Equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio or the Fund prices its shares.  See “Trading in Foreign Securities.”  The Portfolio and the Fund may use independent pricing services to assist in calculating the NAV per share of the Portfolio and the Fund.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.  Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the last bid and asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the current bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio and the Fund are considered at such value as the Investment Adviser may determine in good faith, in accordance with valuation procedures as approved by the Trustee’s Board of Trustees and the Company’s Board of Directors.

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Debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at the mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s or the Fund’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Foreign securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s or Fund’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts).  The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until the completed New Account Application is received by the Fund or its Transfer Agent.

Investing by Telephone
If you have completed the Telephone and Internet Option – Purchase (EFT) Authorization section of the Advisor Class New Account Application (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share plus any applicable sales charge determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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The minimum telephone purchase is $100.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the enclosed Application and mail it, along with a check made payable to The Paradigm Absolute Return Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund	The Paradigm Absolute Return Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

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Wire to:	U.S. Bank N.A.
• ABA Number:	075000022
• Credit:	U.S. Bancorp Fund Services, LLC
• Account:	112-952-137
• Further Credit:	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

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»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund	The Paradigm Absolute Return Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $100.

15

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  Advisor Class A and Advisor Class C shares of the Fund assess a 2.00% fee on the redemption or exchange of shares held for 30 days or less from the date of purchase.  These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.

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The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of its customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options-Exchange section of the Application, you can exchange your shares in the Fund for shares of the same class of any other fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in the Fund and the purchase of shares in another fund.  Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.  In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

17

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

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You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of the Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

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State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Rule 12b-1 Plans
The Fund has adopted a separate Retail Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively.  Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipients under the Plan.  Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Investment Adviser receives an annual shareholder-servicing fee from each of the Advisor Class A and Advisor Class C shares equal to 0.25% of the Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and the Portfolio.

20

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers two Classes of shares of the Fund – Advisor Class A shares and Advisor Class C shares.

The Fund also offers a No Load Class of shares through a separate prospectus.  The No Load Class of shares may be purchased without the imposition of any sales charges or Rule 12b-1 fees.  The Fund has also registered an Institutional Class of Shares which is currently being offered under a separate prospectus.  The Fund’s Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Fund’s shareholders.  You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs.  With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% of average daily net assets which is assessed against the Advisor Class A shares of the Fund.

If you purchase Advisor Class A shares of the Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

21

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

»	combining concurrent purchases of Advisor Class A shares from different funds to obtain the quantity discounts indicated above; and

»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances.  Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own.  You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund).  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

If you establish an LOI with the Fund you can aggregate your accounts as well as the accounts of your immediate family members under age 21.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs.  Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of the Fund, you will pay the NAV per share next determined after your order is received.  There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Fund’s SAI.  The Fund also provides information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on its website, www.kineticsfunds.com.

22

Unique Characteristics of the Fund Structure

Unlike other mutual funds that directly acquire and manage all of their own portfolio securities, the Fund invests at least 80% of its investable assets in the Portfolio that is a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investments from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then invest all of its assets directly in individual securities of other issuers or invest some or all of its assets in another portfolio of the Trust.

The SAI contains more information about the Fund and the Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  ___________________________________, is the independent registered public accounting firm for the Fund.

Financial Highlights

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

23

Kinetics Mutual Funds, Inc.

The Paradigm Absolute Return Fund

Investment Adviser and Shareholder Servicing Agent Sub-Adviser Legal Counsel Independent Registered Public Accounting Firm Distributor Transfer Agent, Fund Accountant, and Administrator Custodian
Kinetics Asset Management, Inc.
555 Taxter Road, Suite 175
Elmsford, NY 10523

Broadmark Asset Management, LLC
12 East 52nd St., 3rd Floor
New York, NY 10022

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

__________________________
__________________________
__________________________

Kinetics Funds Distributor, Inc.
555 Taxter Road, Suite 175
Elmsford, NY 10523

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated December [   ], 2009
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                                   By Internet:
1-800-930-3828                                                   http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

Subject to Completion [    ]

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Institutional Class

December [ ], 2009	Prospectus	www.kineticsfunds.com

The Paradigm Absolute Return Fund (_____)
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Kinetics Mutual Funds, Inc.
This Prospectus discusses the Institutional Class of a series (the “Paradigm Absolute Return Fund” or the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies which directly acquire and manage all of their own portfolios of securities, the Fund seeks its investment objective by investing at least 80% of its investable assets in a portfolio series, the Paradigm Portfolio (the “Paradigm Portfolio” or the “Portfolio”), of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with investment objectives and strategies similar, but not identical, to those of the Fund.  Investors should carefully consider this investment approach.  For additional information regarding this investment structure, see “Unique Characteristics of the Fund Structure.”
Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Sub-Adviser
Broadmark Asset Management, LLC
Minimum Initial Investment
$1,000,000
December [ ], 2009

OVERVIEW

The Paradigm Absolute Return Fund is a non-diversified fund that seeks to earn a positive total return with reduced market risk.  The Fund generally will invest approximately 80% of its investable assets in the Paradigm Portfolio, under normal market conditions, while also hedging market risk with futures, options and short sales of exchange-traded funds (“ETFs”).  The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues.  A fundamental principle is to regard the investments in the Paradigm Portfolio as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Who May Want to Invest

The Paradigm Absolute Return Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

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THE PARADIGM ABSOLUTE RETURN FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Absolute Return Fund is to earn a positive total return with reduced market risk.

Principal Investment Strategies
The Paradigm Absolute Return Fund seeks to achieve its investment objective by investing approximately 80% of its investable assets in the Paradigm Portfolio, under normal market conditions, while also hedging market risk with futures, options and short sales of ETFs.  While the Paradigm Absolute Return Fund generally invests approximately 80% of its investable assets in the Paradigm Portfolio, the Sub-Adviser may choose to invests more or less of the Fund’s assets in the Paradigm Portfolio depending on market conditions.  Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs) of U.S. and foreign companies.  The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  A fundamental principle is to regard the investments in the Paradigm Portfolio as representing fractional ownership in the underlying companies’ assets.  The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.  The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Absolute Return Fund’s Sub-Adviser will attempt to hedge market risk based upon a multi-factor process. This process assesses such factors as monetary policy, valuation, investor sentiment and momentum. Net exposure to equities will be regulated based upon the overall assessment of risk and opportunity. When equity market risk is perceived to be high, and opportunity low, net exposure will be reduced by selling futures, option combos or ETFs against the value of the Paradigm Absolute Return Fund’s investment in the Portfolio. Conversely, when perceived risks are low and opportunities high, the Fund will have a low to zero exposure to hedging vehicles.  There is no guarantee that the Sub-Adviser will accurately measure existing risk.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business.  These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria.  Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.  Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

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»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio and the Paradigm Absolute Return Fund may each invest up to 100% of their respective assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.  To the extent that the Paradigm Portfolio or the Paradigm Absolute Return Fund engages in a temporary defensive strategy, the Paradigm Absolute Return Fund may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio’s investment objective is long-term growth of capital.  The Paradigm Absolute Return Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Absolute Return Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing some or all of the Paradigm Absolute Return Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Absolute Return Fund or having the Paradigm Absolute Return Fund’s current Investment Adviser and Sub-Adviser, manage all of the Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Paradigm Absolute Return Fund, and indirectly the Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Absolute Return Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Paradigm Absolute Return Fund and the Paradigm Portfolio are likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser or Sub-Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and the Paradigm Absolute Return Fund’s respective investment objectives.

»	Liquidity Risks: The Investment Adviser or Sub-Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments.  Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

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»
Small and Medium-Size Company Risks: The Paradigm Absolute Return Fund and the Paradigm Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Absolute Return Fund and the Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, the Paradigm Absolute Return Fund and the Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio’s shares and therefore, the Paradigm Absolute Return Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser or Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Paradigm Portfolio and/or the Paradigm Absolute Return Fund give up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continue to bear the risk of declines in the value of their common stock portfolios.  The Paradigm Portfolio and/or the Paradigm Absolute Return Fund will receive a premium from writing a covered call option that they retain whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Short Sales Risks:  If the value of a security sold short increases, the Paradigm Absolute Return Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Paradigm Absolute Return Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs.

»
ETFs Risk:  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies.  In addition, ETFs do not necessarily trade at the net asset value of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs.  As a shareholder in an ETF, the Paradigm Absolute Return Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Derivatives Risks:  The investments of each of the Paradigm Portfolio and Paradigm Absolute Return Fund in futures, options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Paradigm Portfolio or Paradigm Absolute Return Fund. To the extent the Paradigm Portfolio or Paradigm Absolute Return Fund segregates assets to cover derivatives positions, the Paradigm Portfolio or Paradigm Absolute Return Fund may impair its ability to meet current obligations, to honor requests for redemption and to manage the Paradigm Portfolio or Paradigm Absolute Return Fund properly in a manner consistent with its stated investment.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Management Risk:  There is no guarantee that the Paradigm Absolute Return Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Absolute Return Fund, nor can it assure you that the market value of your investment will not decline.

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Performance of the Paradigm Absolute Return Fund

Because the Paradigm Absolute Return Fund has not yet commenced operations, there is no performance information for the Fund.

Fees and Expenses of the Paradigm Absolute Return Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Absolute Return Fund.  These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table
Shareholder Transaction Expenses (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less, if applicable)	2.00%
Exchange Fee(1)	None
Maximum Account Fee(2)	None

Annual Operating Expenses (expenses deducted from Fund assets)		Institutional Class
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		None
Other Expenses(3)		0.31%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.11%
Acquired Fund Fees and Expenses(4)		1.37%
Total Annual Fund Operating Expenses		2.33%
Less Expense Waiver and/or Reimbursement(5)		0.15%
Net Annual Fund Operating Expenses(6)		2.18%

(1)
The Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company.  The Transfer Agent does not charge a transaction fee for written exchange requests.

(2)	IRA accounts are assessed a $15.00 annual fee.
(3)
Because the Paradigm Absolute Return Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

(4)
Acquired Fund Fees and Expenses (“AFFE”) represents the pro rata expenses the Paradigm Absolute Return Fund expects to incur during the current fiscal year as a result of investing in other investment companies, including the Portfolio, that have their own expenses.  Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets before expense ratios, which will reflect the Paradigm Absolute Return Fund’s operating expenses and does not include AFFE.

(5)	The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets at until at least May 1, 2011.
(6)
As of December 31, 2009, the Investment Adviser to the Paradigm Absolute Return Fund has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.29%.  These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Paradigm Absolute Return Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Paradigm Absolute Return Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% rate of return each year, that dividends and distributions are reinvested, and that the Paradigm Absolute Return Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Absolute Return Fund would be:

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	1 Year	3 Years
Institutional Class	$221	$713

Main Risks of Investing in the Fund

The principal risks of investing in the Paradigm Absolute Return Fund are described previously in this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Paradigm Absolute Return Fund.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.    The following describes the primary risks to the Fund by investing in the Portfolio due to the Portfolio’s specific investment objective and strategies and by making direct investments.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor the Portfolio can give any assurance that its investment objective will be achieved.

Market Risk
The NAV of the Portfolio and of the Fund will fluctuate based on changes in the value of their respective underlying portfolios.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio or the Fund invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio and the Fund is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s and the Fund’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio or the Fund may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s or the Fund’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio or the Fund could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio or the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The trading costs and tax effects associated with such portfolio turnover may adversely affect the Portfolio’s and the Fund’s performance under these circumstances, and large movements of assets into and out of the Portfolio or the Fund may negatively impact the Portfolio’s or the Fund’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Cash collateral may be invested by the Portfolio in short-term investments, including repurchase agreements and Rule 2a-7 money market funds.  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of the collateral.

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Non-Diversification
The Portfolio and the Fund are non-diversified funds and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Investment in Small and Medium-Size Companies
The Paradigm Absolute Return Fund and the Portfolio may invest in small or medium-size companies.  Accordingly, the Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less).  The market prices of the securities of such companies tend to be more volatile than those of larger companies.  Further, these securities tend to trade at a lower volume than those of larger, more established companies.  If the Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of the Portfolio and your investment in the Fund will be more susceptible to significant losses.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Fund and the Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing
Each of the Portfolio and the Fund may leverage its assets, subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), to fund investment activities or to achieve higher returns.  The Portfolio or the Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio or the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

Derivatives Risk
Each of the Portfolio and the Fund may invest in derivatives such as options and futures.  The successful use of these investment practices depends on the Investment Adviser or Sub-Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio and/or the Fund may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

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The Portfolio’s and the Fund’s ability to dispose of their positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio or the Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio or the Fund would have to be exercised in order for the Portfolio or the Fund to realize any profit and (2) the Portfolio or the Fund may not be able to sell portfolio securities covering an option written by the Portfolio or the Fund until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that either the Portfolio or the Fund will be able to utilize these instruments effectively.  In addition, the  ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio and the Fund for U.S. federal income tax purposes.

The Portfolio and the Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S.  Foreign markets however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. The Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

The Fund may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a future price.

Futures Risk
There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Paradigm Portfolio or Paradigm Absolute Return Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Short Sales Risks
In a short sale, the Paradigm Absolute Return Fund sells a security it does not own, in anticipation that the price of the security will fall. When the Fund sells securities short, it must borrow securities to make delivery to the buyer of those securities, which incurs costs and expenses.  When the Fund borrows securities, it uses other assets including long positions as collateral for the loan. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions.  It is possible that the Fund’s long equity positions will decline in value at the same time that the value of the securities the Fund sold short increases, thereby increasing potential losses to the Fund.  The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price.  In some instances, the Fund may have to sell long positions at a disadvantageous price in order to cover or close out short positions. Engaging in short sales is a form of leverage, which increases the Fund's assets through borrowing.

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Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Exchange-Traded Funds (ETFs)
The Portfolio may invest up to 5% of its assets in ETFs and the Fund may make additional investments in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies
Each of the Portfolio and the Fund may invest up to 10% of its respective total assets in the securities of other investment companies, including ETFs, not affiliated with the Investment Adviser or Sub-Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Portfolio or the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Portfolio or the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio or the Fund.

Portfolio Holdings Information

A description of the Portfolio’s and the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Portfolio’s and the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio or the Fund and the percentage that each holding represents of the Portfolio’s or the Fund’s, as applicable, total holdings, and (b) top five performing and bottom five performing portfolio holdings of the Portfolio or the Fund, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

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Management of the Fund and the Portfolio

Investment Adviser
The investment adviser to the Portfolio and the Fund is Kinetics Asset Management, Inc. (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of ten mutual funds with discretionary management authority over approximately $5.50 billion in assets as of September 30, 2009.  The Investment Adviser has selected, and the Company’s Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as sub-adviser for the Fund.  Broadmark, 12 East 52nd St., 3rd Floor, New York, New York, is a Delaware limited liability company that is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended.  As of September 30, 2009, Broadmark had assets under management of approximately $283 million.

The Investment Adviser will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Broadmark and assist and consult with Broadmark in connection with the Fund’s investment program.  Broadmark, under the supervision of the Investment Adviser will be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Portfolio and the Fund.  Broadmark, under the supervision of the Investment Adviser, is also responsible for decisions to buy and sell securities for the Fund that are not invested in the Paradigm Portfolio. Payments to the Sub-Adviser for its services are made by the  Fund, not the Investment Adviser.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 0.65% of the Portfolio’s average daily net assets.  For its services, Broadmark receives sub-advisory fees from the Fund.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ending June 30, 2009.  A discussion regarding the basis of the Board’s approval of the investment advisory agreement and investment sub-advisory agreement for the Fund will be available in the Company’s first annual or semi-annual report to shareholders following the Fund’s commencement of operations.

Kinetics as the Investment Adviser to the Portfolio and the Fund, and Broadmark as Sub-Adviser to the Fund, are engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the Portfolio and the Fund and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio or the Fund) or from engaging in other activities.

Investment Professional for the Sub-Adviser
The portfolio manager of the Fund is Christopher J. Guptill.  Mr. Guptill is Chief Executive Officer and Chief Investment Officer of Broadmark and has been with the company since its inception in 1999.  Mr. Guptill, a founding member of Broadmark, is responsible for the development of Broadmark’s investment management programs and products.  He is also responsible for the implementation of all portfolio management and execution.  Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics.  Mr. Guptill has managed the Fund since its inception.

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Members of the Investment Adviser’s Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio through an investment team. The following persons are responsible for the Portfolio’s day-to-day management.

The lead co-portfolio managers of the Paradigm Portfolio are Mr. Doyle, Chairman of the Board and President of the Company, and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Mampilly, who has been part of the team since 2006. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Mr. Stahl has served as Director of Research since 2000. Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon. Mr. Mampilly provides substantial input on research, stock selection and portfolio composition.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of the Fund’s Institutional Class are sold at NAV per share, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of the Fund’s Classes.

Equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio or the Fund prices its shares.  See “Trading in Foreign Securities.”  The Portfolio and the Fund may use independent pricing services to assist in calculating the NAV per share of the Portfolio and the Fund.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.  Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the last bid and asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the current bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio and the Fund are considered at such value as the Investment Adviser may determine in good faith, in accordance with valuation procedures as approved by the Trustee’s Board of Trustees and the Company’s Board of Directors.

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Debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at the mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s or the Fund’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Foreign securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s or Fund’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
Institutional Class shares of the Fund are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees.  If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution.  Your financial institution is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial institution holds the shares in your name and receives all confirmations of purchases and sales.  Financial institutions placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment is $1,000,000.  The minimum subsequent investment for all types of accounts is $100,000.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Fund or the Transfer Agent.

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Investing by Telephone
If you have completed the Telephone and Internet Option –Purchase (EFT) Authorization section of the Institutional Class New Account Application (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

The minimum telephone purchase is $100,000.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  In order to participate in the AIP, each purchase must be in the amount of $100,000 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the enclosed Application and mail it, along with a check made payable to The Paradigm Absolute Return Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail

Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund	The Paradigm Absolute Return Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $100,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

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Wire to:	U.S. Bank N.A.
• ABA Number:	075000022
• Credit:	U.S. Bancorp Fund Services, LLC
• Account:	112-952-137
• Further Credit:	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100,000).  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p. m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution.  Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

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A signature guarantee of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail

Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Paradigm Absolute Return Fund	The Paradigm Absolute Return Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $10,000, by instructing the Fund by phone at 1-800-930-3828.  A signature guarantee may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  The minimum wire redemption amount is $10,000.

Systematic Withdrawal Plan
If you own shares with a value of $5,000,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  The minimum systematic withdrawal amount is $10,000.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  The Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

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The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.  The redemption fee will also not be assessed to Institutional Class shares of the Fund held in an omnibus account by a financial intermediary that are redeemed for rebalancing under an asset allocation model.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of its customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options – Exchange section of the application, you can exchange your Institutional Class shares in the Fund for Institutional Class shares of any other fund offered by the Company and for shares of the Kinetics Government Money Market Fund.  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of a fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in the Fund and the purchase of shares in another fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

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Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund intends to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

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Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of the Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

19

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change for taxable years after 2010.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions.  For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class.  The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least May 1, 2010.  The Investment Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Fund’s Institutional Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and the Portfolio.

20

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of the Fund Structure

Unlike other mutual funds that directly acquire and manage all of their own portfolio securities, the Fund invests at least 80% of its investable assets in the Portfolio that is a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investments from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then invest all of its assets directly in individual securities of other issuers or invest some or all of its assets in another portfolio of the Trust.

The SAI contains more information about the Fund and the Portfolio, the Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.  ___________________________________, is the independent registered public accounting firm for the Fund.

Financial Highlights

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

21

Kinetics Mutual Funds, Inc.

The Paradigm Absolute Return Fund

Investment Adviser and Shareholder Servicing Agent Sub-Adviser Legal Counsel Independent Registered Public Accounting Firm Distributor Transfer Agent, Fund Accountant, and Administrator Custodian
Kinetics Asset Management, Inc.
555 Taxter Road, Suite 175
Elmsford, NY 10523

Broadmark Asset Management, LLC
12 East 52nd St., 3rd Floor
New York, NY 10022

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

__________________________
__________________________
__________________________

Kinetics Funds Distributor, Inc.
555 Taxter Road, Suite 175
Elmsford, NY 10523

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated December [   ], 2009
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:	By Internet:
1-800-930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

Subject to Completion [    ]

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

No Load, Institutional, and Advisor Class A and C

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

December [  ], 2009

The Paradigm Absolute Return Fund

The Paradigm Absolute Return Fund (the “Fund”) is a series of Kinetics Mutual Funds, Inc. (the “Company”).  Unlike many other investment companies that directly acquire and manage all of their own portfolio securities, the Fund seeks its investment objective by investing approximately 80% of its investable assets, under normal market conditions, in a corresponding portfolio series, the Paradigm Portfolio (the “Portfolio”), of Kinetics Portfolio Trust (the “Trust”), a Delaware statutory trust.  The Portfolio is an open-end, non-diversified investment company with an investment objective, strategies and policies that are similar to those of the Fund.

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolio.  This SAI is not a Prospectus and should be read in conjunction with the Fund’s current No Load Class Prospectus, Institutional Class Prospectus, or Advisor Class A and Advisor Class C Prospectus, each dated December [  ], 2009, as supplemented and amended from time to time, which are incorporated herein by reference.  To obtain a copy of the Fund’s Prospectuses, please write or call the Fund at the address or telephone number below.  To obtain a copy of the Portfolio’s Prospectus and SAI dated December [  ], 2009, that provide general information about the Portfolio and are incorporated herein by reference, please write or call the Portfolio at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: 1-800-930-3828

The Fund’s Annual Report to shareholders will be available free of charge upon request by writing or calling the Fund at the address or telephone number shown above.

General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999.  The Company is comprised of several series of mutual funds, all of which are open-end investment companies.  The Trust is a Delaware statutory trust, established on March 14, 2000.  The Trust is comprised of several series of mutual funds, all of which are open-end investment companies.  The principal business office for the Company and the Trust is located at 555 Taxter Road, Suite 175, Elmsford, New York 10523.

General Information about the Investment Adviser

Kinetics Asset Management, Inc. (“Kinetics” or “Adviser” or “Investment Adviser”) is a New York corporation that serves as the investment adviser to the Fund and the Portfolio.  Founded in 1996, the Adviser provides investment advisory services to the Trust, a family of nine mutual funds with discretionary management authority over approximately $5.50 billion in assets at September 30, 2009.

The Investment Adviser has selected, and the Company’s Board of Directors has approved, Broadmark Asset Management, LLC (“Sub-Adviser” or “Broadmark”) as sub-adviser for the Fund.  Broadmark, 12 East 52nd St., 3rd Floor, New York, New York, is a Delaware limited liability company that is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended.  As of September 30, 2009, Broadmark had assets under management of approximately $283 million.

Broadmark, under the supervision of the Investment Adviser, is responsible for decisions to buy and sell securities for the Fund that are not invested in the Paradigm Portfolio. Payments to the Sub-Adviser for its services are made by the Fund.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 1.25% of the Portfolio’s average daily net assets.  For its services, Broadmark receives sub-advisory fees from the Fund at the annual rate of 0.65%.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Fund.  All shares issued are fully paid and non-assessable.  Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolio.  All shares issued are fully paid and non-assessable.  Each holder of shares of beneficial interest has one vote for each share held.  Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust currently consist of ten and nine series, respectively.  Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C.  Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the applicable Prospectus.  Advisor Class C shares are subject to a Rule 12b-1 fee as described in the applicable Prospectus.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. (“KFDI” or the “Distributor”), the Company’s distributor.  The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Class A and Advisor Class C shares of the Fund and constitute the only expenses allocated on a Class by Class basis.

Rights of Each Share Class

Each share of common stock of the Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote.  All shares of all Classes of the Fund generally have equal voting rights.  However, matters affecting only one particular Class of shares can be voted on only by shareholders in that Class.  Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class.  All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Fund Structure

Unlike other mutual funds that directly acquire and manage all of their own portfolio securities, the Fund invests approximately 80% of its investable assets in the Portfolio, under normal market conditions, which is a separately registered investment company.  The Portfolio, in turn, invests in securities using the strategies described in the Prospectus.  Accordingly, a shareholder’s interest in the Portfolio’s underlying investment securities is indirect.  In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses.  However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio.  Such differences in return are also present in other mutual fund structures.  The Fund structure may allow the Fund to stabilize its expenses and achieve certain operational efficiencies.  No assurance can be given, however, that the Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund’s methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that a substantial portion of the assets of the Fund may be managed as part of a larger pool of assets.

Certain changes in the Portfolio’s objective, policies and/or restrictions may require the Company to withdraw the Fund’s interest in the Portfolio.  Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio.  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  The Company’s Board of Directors retains the right to withdraw the investments of the Fund from the Portfolio at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then invest all of its assets directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk.  However, this possibility also exists for traditionally structured funds that have large or institutional investors.

A fund with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.  Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and the Fund will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders.  Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Fund

The Paradigm Absolute Return Fund

The Paradigm Absolute Return Fund is a non-diversified fund with an investment objective to earn a positive total return with reduced market risk.  The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking to earn a positive total return with reduced market risk.  The Fund seeks to achieve its investment objective by investing approximately 80% of its investable assets in the Portfolio while also hedging market risk with futures, options and short sales of exchange-traded funds (“ETFs”). Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued, that have high returns on equity, and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues.  The Fund should not be used as a trading vehicle.

Investment Restrictions

The Fund has adopted and is subject to certain fundamental investment restrictions.  The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of the Fund’s outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund. The fundamental investment restrictions of the Fund set forth below are substantially similar to the fundamental restrictions of the Portfolio.

1.	The Fund will not act as underwriter for securities of other issuers.

2.	The Fund will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.
With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.  This policy shall not be deemed violated to the extent that the Fund invests its investable assets in the Portfolio.

4.
The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into short sales, options and futures, (a) collateral arrangements in connection with short sales, options, futures, options on futures or other permitted investment practices and collateral arrangements with respect to initial or variation margin for such transaction will not be deemed to be a pledge or other encumbrance of the Fund’s assets, and (b) assets held in escrow or in a separate account in connection with the Fund’s permitted investment practices will not be considered to be borrowings or deemed to be a pledge or other encumbrance of the Fund’s assets.

5.
The Fund will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s total net assets would be in the securities of such industries.  This policy shall not be deemed violated to the extent that the Fund invests its investable assets in the Portfolio.

6.
The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

7.	The Fund will not issue senior securities.

With respect to Investment Limitations No. 5 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry.  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Fund will not constitute a violation of such limitation.

Non-Fundamental Investment Limitation

The following non-fundamental operating policy of the Fund may be changed by the Board of Directors of the Company without shareholder approval.

1.
The Fund will not invest more than 15% of the value of its total assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests its investable assets in the Portfolio.

Investment Policies and Associated Risks

The following paragraphs provide a more detailed description of the Fund’s and Portfolio’s investment policies and risks identified in the Prospectus.  Unless otherwise noted, the policies described in this SAI pertain to both the Fund and the Portfolio.  Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation.  Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Fund and the Portfolio may invest in convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolio may purchase or hold securities in the lowest rating categories.  Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments.  As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  At no time will the Portfolio have more than 20% of its total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by the Portfolio’s Adviser, either at the time of purchase or as a result of a reduction in rating after purchase.  Please see “Appendix A” to this SAI for a description of debt security ratings.

The fixed-income securities in which the Fund and the Portfolio may invest are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk. The risk that when interest rates increase, fixed-income securities held by the Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

Credit Risk. This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”) provide a generally useful guide as to such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.  Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Call Risk.   The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

When-Issued and Delayed Delivery Transactions

The Fund and the Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis.  These transactions are arrangements in which the Fund and the Portfolio purchase securities with payment and delivery scheduled for a future time.  The seller’s failure to complete these transactions may cause the Fund and the Portfolio to miss a price or yield considered advantageous.  Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Fund and the Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so.  In addition, the Fund and the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates.  The Fund and the Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund and the Portfolio.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of the Fund and the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Fund’s and the Portfolio’s records at the trade date.  These assets are marked to market daily and are maintained until the transaction is settled.  Each of the Fund and the Portfolio do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Exchange-Traded Funds (ETFs)

Each of the Portfolio and the Fund may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System.  ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index.  There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index.  ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.  Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value.  There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the ETF. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10%  of the fund’s total assets were to be invested in the aggregate in all investment companies.  The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

The Portfolio and the Fund may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger.  The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Investment Company Securities

The Portfolio and the Fund may invest in securities issued by other investment companies (including ETFs) to the extent permitted by the 1940 Act.  Under the 1940 Act, the Portfolio’s and the Fund’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio’s or the Fund’s total assets with respect to any one investment company and (iii) 10% of the Portfolio’s or the Fund’s total assets with respect to investment companies in the aggregate.  Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.  The Fund may invest in affiliated funds, such as the Portfolio without limitation in reliance on Section 12(d)(1)(G) of the 1940 Act.  In addition, Rule 12d1-1 under the 1940 Act permits the Portfolio and the Fund to invest an unlimited amount of their uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s or the Fund’s investment objectives and policies, as applicable. As shareholders in an investment company, the Portfolio and the Fund would bear their pro rata portion of the investment company’s expenses, including advisory fees, in addition to their own expenses.

Restricted and Illiquid Securities

Each of the Portfolio and the Fund may invest in a limited amount of restricted securities.  Restricted securities are any securities in which the Portfolio or the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws.  An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio or the Fund has valued the investment.

Depositary Receipts

The Fund and the Portfolio may each invest in American Depositary Receipts (“ADRs”) and in other forms of depositary receipts, such as International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary.  ADRs are traded in the United States and the prices of ADRs are quoted in U.S. dollars.  Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect the Fund and the Portfolio to the extent that the Fund and the Portfolio is each invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may ultimately be available for distribution to the Portfolio’s and Fund’s shareholders.

Derivatives

Buying Call and Put Options.  Each of the Portfolio and the Fund may purchase call options.  Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of a security that the Portfolio or the Fund intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

Each of the Portfolio and the Fund may purchase put options.  By buying a put, the Portfolio or the Fund, as applicable, has the right to sell a security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options.  Each of the Portfolio and the Fund may write covered options on equity and debt securities and indices.  This means that, in the case of call options, so long as the Portfolio or the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Portfolio or the Fund give the holder the right to buy the underlying securities from the Portfolio or the Fund, as applicable, at a stated exercise price.  A call option written by the Portfolio or the Fund is “covered” if the Portfolio or the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Portfolio or the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio or the Fund, as applicable, in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolio or the Fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the Portfolio or the Fund, as applicable.  The turnover of the Portfolio or the Fund may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered in to a closing purchase transaction.

The writer of an option receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause the Portfolio or the Fund, as applicable, to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to the ability of the Portfolio or the Fund to close out the option it has written.

Each of the Portfolio and the Fund may write exchange-traded call options on its securities.  Call options may be written on portfolio securities indices, or foreign currencies.  With respect to securities and foreign currencies, the Portfolio and the Fund may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Portfolio or the Fund, as applicable, will own the underlying securities.  Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When the Portfolio or the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Portfolio or the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Portfolio or the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to the ability of the Portfolio or the Fund to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that the Portfolio or the Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolio or the Fund to write another call option on the underlying security with a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit the Portfolio or the Fund to use cash or proceeds from the investments.  If the Portfolio or the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolio or the Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  Likewise, the Portfolio or the Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio or the Fund.

Writing Over-The-Counter (“OTC”) Options.  Each of the Portfolio and the Fund may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options.  Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, the Portfolio or the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when the Portfolio or the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission (“SEC”) has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities.  The Portfolio will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolio.

Short Sales.  The Fund may engage in short sales of securities, including ETFs, provided the securities are fully listed on a national securities exchange.  In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by the Fund.  The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

Futures Contracts.  Each of the Portfolio and the Fund may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Portfolio or the Fund, as applicable, expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Portfolio or the Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Portfolio or the Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”.  Thereafter, the Portfolio or the Fund may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index.  The Portfolio or the Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Portfolio’s net assets.

To the extent the Portfolio or the Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures.  Although the Portfolio and the Fund may each write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, the Portfolio or the Fund receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Portfolio’s or the Fund’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of the Portfolio’s or the Fund’s investment securities may differ substantially from the changes anticipated by the Portfolio or the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s or Sub-Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s or Sub-Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

Distressed Investments

The Portfolio may invest up to 5% of its assets in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings).  These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness.  There can be no assurance that the Sub-Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities.  Financially distressed securities involve considerable risk that can result in substantial or even total loss on the Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities.  These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings.  Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims.  These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities.  In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser.  To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Portfolio and the Fund may each invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments.

In order to have funds available for redemption and investment opportunities, the Portfolio or the Fund may also hold a portion of their assets in cash or U.S. short-term money market instruments.  Certificates of deposit purchased by the Portfolio or the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolio or the Fund  will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion.  The Portfolio and the Fund each anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio or the Fund is in a temporary defensive posture.

Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis.  Thus, the Portfolio or the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.  Neither the Portfolio nor the Fund trades in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.  Portfolio turnover rates may vary depending on the volume of buying and selling activities.  Rates over 100% are considered high.  The Fund expects to have a turnover rate of approximately 35% during the first year of operation.  The portfolio turnover rate for the Portfolio was 34% and 8% for the fiscal years ended December 31, 2008 and December 31, 2007, respectively.  The increase in portfolio turnover rate for the fiscal year ended December 31, 2008 was as a result of meeting liquidity needs due to redemptions.

Management of the Fund and the Portfolio

Board of Directors/Board of Trustees

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively.  Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act.  The Directors are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Maryland in this regard.  The Trustees are fiduciaries for the Portfolio’s shareholders and are governed by the laws of the State of Delaware in this regard.  Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio.  The Board has appointed Mr. Jay Kesslen, of the Advisor, as its Anti-Money Laundering Officer.  Officers and Directors/Trustees of the Company and the Trust are listed below with their ages, addresses, present positions with the Company and Trust and principal occupations over at least the last five years.  Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 555 Taxter Road, Suite 175, Elmsford, New York, 10523.

Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
Steven T. Russell (46) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 9 years	Attorney and Counselor at Law, Partner, Law firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	19	N/A

Douglas Cohen CPA (48) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 9 years	Sunrise Credit Services, Inc. (2005 to Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005).	19	Director, The Kinetics Funds (a private investment company).

William J. Graham (48) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ IndependentTrustee	Indefinite/ 9 years	Attorney, William J. Graham, PC (2001 to Present); Bracken & Margolin, LLP (1997 to 2001)	19	N/A

Joseph E. Breslin (56) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 9 years	Chief Operating Officer, Central Park Credit Holdings, (2007 – Present) Chief Operating Officer, Aladdin Capital Management, LLC (2005 - 2007); Independent Consultant, Independence Community Bank (2003-2005).	19	Trustee, AIP Alternative Strategies Funds (2 portfolios); Trustee, Underlying Funds Trust (13 portfolios).

Name, Address and Age	Position(s) Held with Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
James M. Breen (50) 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ Appointed December 2008	Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to present); Immigration & Customs Enforcement Representative, Athens, Greece (2006 to 2008); Immigration & Customs Enforcement, Senior Special Agent, Miami, FL (2000 to 2008).	19	N/A

Interested Directors/Trustees & Officers

Name, Address and Age	Position(s) Heldwith the Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
Murray Stahl* (56) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/Trustee, Secretary	Indefinite/ 9 years	Chairman, The FRMO Corp. (2001 to Present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman, Horizon Asset Management, Inc. (an investment adviser) (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (2002 to Present).	19	Chairman of Horizon Asset Management, Inc.; Chairman of FRMO Corporation.

Peter B. Doyle* (47) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/Trustee, President & Chairman of the Board	Indefinite/ 7 years	President, Kinetics Asset Management, Inc. and Kinetics Funds Distributors, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management, Inc. and Kinetics Mutual Funds, Inc. (1998 to Present).	19	Director, The Kinetics Funds (a private investment company); Director and Officer of FRMO Corporation.

Leonid Polyakov* (50) c/o Kinetics Asset Management, Inc. 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/Trustee & Treasurer	Indefinite/ 7 years	CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to 2009).	19	Director, The Kinetics Funds (a private investment company).
*	Directors/Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met two times during the year ended December 31, 2008.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year

James M. Breen Joseph E. Breslin* Douglas Cohen William J. Graham Steven T. Russell
Responsible for (1) monitoring the valuation of the Portfolios’ securities and other investments; and (2) as required by the Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met once during the year ended December 31, 2008.
* Designates the Chairperson of the respective Committee.

Board Interest in the Fund

As of December 31, 2008, the Directors/Trustees owned the following amounts in the Fund and in all the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	None	None
Douglas Cohen, C.P.A.	None	$10,001 - $50,000
William J. Graham	None	None
Joseph E. Breslin	None	$50,001 - $100,000
James M. Breen	None	$10,001 - $50,000
INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	None	$50,001 - $100,000
Leonid Polyakov	None	over $100,000
Peter B. Doyle	None	over $100,000

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $19,000 per year and $2,500 per Board meeting attended, with an additional $1,500 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman.  The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees.  None of the executive officers receive compensation from the Fund or the Portfolio except the Company’s/Trust’s Chief Compliance Officer.  The following table provides compensation information for the Directors/Trustees for the year-ended December 31, 2008.

Compensation Table

Name and Position	Aggregate Compensation From Fund / Portfolio*****	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors/Trustees**
Interested Directors/Trustees
Murray Stahl*	None	None	None	None
Peter B. Doyle*	None	None	None	None
Leonid Polyakov*	None	None	None	None
Independent Directors/Trustees
Steven T. Russell	[ ]	None	None	$35,000
Douglas Cohen	[ ]	None	None	$40,000
William J. Graham	[ ]	None	None	$35,000
Joseph E. Breslin	[ ]	None	None	$40,000
John J. Sullivan***	[ ]	None	None	$35,000
James M. Breen****	None	None	None	None
*	“Interested person” as defined under the 1940 Act.
**	Includes compensation paid by Kinetics Portfolios Trust.
***	As of April 17, 2009, Mr. Sullivan resigned as an Independent Trustee of the Board of Directors/Trustees.
****	Mr. Breen was appointed as an Independent Trustee by the Board of Directors/Trustees on December 5, 2008.
*****	The Paradigm Absolute Return Fund had not commenced operations as of December 31, 2008.

Control Persons and Principal Holders of Securities

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Please note that since the Fund had not commenced operations prior to the date of this SAI, no information is available.

Management Ownership

As of November 30, 2009, the officers and/or Directors of the Fund did not own any outstanding shares of the Fund.

Proxy Voting Policies

The Trust, on behalf of the Portfolio, and Company, on behalf of the Fund, have delegated the voting of portfolio securities to the Adviser.  The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Portfolio and the Fund, for which the Adviser has voting discretion.  Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment.  To this end, an independent third party proxy service, RiskMetrics Group (“RiskMetrics”), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations.  Proxies are voted by RiskMetrics in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.  The Adviser’s Proxy Voting Policies and Procedures and a summary of RiskMetrics’ guidelines are attached as Appendix B.

RiskMetrics will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines.  The Adviser’s proxy administrator will send the proxies in question to the Portfolio’s portfolio manager for review, documentation of vote rationale, and signature.  In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

RiskMetrics also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles.  RiskMetrics also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with RiskMetrics and for evaluating the quality and effectiveness of the various services provided by RiskMetrics.  The Adviser may hire other service providers to replace or supplement RiskMetrics with respect to any of the services the Adviser currently receives from RiskMetrics.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include the Adviser’s use of RiskMetrics as an independent third party and a review and approval process for individual decisions that do not follow RiskMetrics’ recommendations.

More Information

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available, and the Fund’s actual voting records with be available, without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Adviser’s proxy voting policies and procedures are also available by calling toll-free at 1-800-930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser and Sub-Adviser

The Board of the Trustees of the Trust, on behalf of the Portfolio, and the Board of Directors of the Company, on behalf of the Fund, each approved an advisory contract (the “Advisory Agreement”) with Kinetics.  Each Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the respective Board or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio or the Fund.  In either event, it must also be approved by a majority of the Trustees of the Portfolio or a majority of the Directors of the Company who are neither parties to the Advisory Agreement nor “interested persons” of the Trust/Company as defined in the 1940 Act at a meeting called for the purpose of voting on such approval.  The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees and the Board of Directors.  Each Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or the Board of Directors, as applicable, or by vote of a majority of the outstanding voting securities of the Portfolio or the Fund, as applicable.  Ultimate decisions as to a Portfolio’s or the Fund’s investment policies are made by the Portfolio’s or the Fund’s officers and the Trustees or Directors.

The Fund’s Advisory Agreement with Kinetics authorizes Kinetics to engage a sub-adviser to assist it in the performance of its advisory services.  Pursuant to such authorization, Kinetics has appointed Broadmark Asset Management, LLC (“Broadmark”) as the sub-adviser to the Fund.  Under the Advisory Agreement, Kinetics will review, monitor and report to the Board of Trustees of the Trust on the performance and investment procedures of Broadmark and assist and consult with Broadmark in connection with the Fund’s investment program.  Broadmark will also be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Fund, while the Sub-Adviser will be responsible for the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Fund that are not invested in the Portfolio.

Under its Sub-Advisory Agreement with Kinetics, Broadmark is responsible for decisions to buy and sell securities for the Fund.  Unless sooner terminated by Kinetics or the Board of Directors upon not less than 30 nor more than 60 days’ written notice or by Broadmark on not less than 90 days’ written notice, the Sub-Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually as described above.

Under the Portfolio’s Advisory Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the securities portfolios and recommending to the Portfolio to what extent securities should be purchased or sold. Pursuant to the Portfolio’s Advisory Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolios;
(2)	makes specific recommendations based on the Portfolios’ investment requirements; and
(3)	pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Portfolio is available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2009.

Advisory and Sub-Advisory Fees

For the above advisory services to the Portfolio, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio’s average daily net assets.  All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolio and are payable monthly.

For the above advisory services, to the Fund, the Fund has agreed to pay Kinetics an annual fee of 0.65% of the Fund’s average daily net assets.  Broadmark receives sub-advisory fees from Kinetics pursuant to the Sub-Advisory Agreement.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below.  The Fund and/or Portfolio pays all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser or Sub-Adviser;
•	legal and accounting fees;
•	interest, taxes, and brokerage commissions; and
•	record keeping and the expense of operating its offices.

Kinetics has also entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”) and is solely responsible for the payment of all fees owing to Horizon.

Portfolio Managers

Investment Professional for the Sub-Adviser
Christopher J. Guptill
Christopher J. Guptill serves as portfolio manager for the Fund.  The following provides information regarding other accounts managed by Mr. Guptill as of September 30, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$36.1 million	0	0
Other Pooled Investment Vehicles	13	$247.8 million	0	0
Other Accounts

As of the date of this SAI, the Portfolio Manager did not beneficially own shares of the Fund.

Compensation

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based up on the profitability of Broadmark in which he has significant ownership.

Material Conflicts of Interest

Potential conflicts of interest may arise because Broadmark engages in portfolio management activities for other clients.  Broadmark has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly amount clients.  When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade.  The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Members of the Investment Adviser’s Investment Team
Mr. Peter B. Doyle
Mr. Doyle serves as a Co-Portfolio Manager of the Paradigm Portfolio.  The following provides information regarding other accounts managed by Mr. Doyle as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$436 Million	0	$0
Other Pooled Investment Vehicles	8	$1.63 Billion	4	$334 Million
Other Accounts	1,452	$1.01 Billion	0	$0

Mr. Murray Stahl
Mr. Stahl serves as the Co-Portfolio Manager for the Paradigm Portfolio.  The following provides information regarding other accounts managed by Mr. Stahl as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	6	$543.8 Million	0	$0
Other Pooled Investment Vehicles	19	$1.89 Billion	14	$589.2 Million
Other Accounts	777	$1.46 Billion	0	$0

Mr. Paul Mampilly
Mr. Mampilly provides substantial input on research, stock selection and portfolio composition for the Paradigm Portfolio.  The following provides information regarding other accounts managed by Mr. Mampilly as of December 31, 2008:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$463 Million	0	$0
Other Pooled Investment Vehicles	8	$1.63 Billion	4	$334 Million
Other Accounts	1,709	$951.4 Million	0	$0

Compensation

Portfolio Managers of the Portfolio are compensated with a base salary and bonus.  The base salary is a fixed amount.  Bonuses are subjective and are not tied to performance of the Portfolio or the Fund, but instead are based on the overall contribution to the firm.  The Portfolio Managers also have access to a 401(k) retirement plan (to which the Adviser may make pretax contributions).  Additionally, certain Portfolio Managers are also equity owners of the Adviser.

Material Conflicts of Interest

The Adviser’s portfolio managers are responsible for managing the Portfolios, as well as other accounts.  A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement.  The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.  In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts.  The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  The Adviser seeks to provide best execution of all securities transactions and aggregates and then allocates securities to client accounts in a fair and timely manner.  To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Fund under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions.  The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Fund.  For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Classes of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund.  The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2010.  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Fund, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Fund.

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Fund.  The Administrator is entitled to receive annual fees of 0.04% based on the Fund’s first $1 billion in average net assets, 0.02% on the next $6 billion in average net assets, and 0.015% on the balance, plus out-of-pocket expenses, which are payable monthly.  U.S. Bancorp also serves as the Fund’s accountant and transfer agent.  As such, U.S. Bancorp provides certain shareholder services and record management services and acts as the Portfolio’s dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,
•	process purchase and redemption transactions,
•	process automatic investments of client account cash balances,
•	answer routine client inquiries regarding the Portfolio,
•	assist clients in changing dividend options,
•	account designations, and addresses, and
•	providing such other services as the Portfolio may reasonably request.

Distributor

Kinetics Funds Distributor, Inc., 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor of the Fund’s shares.  KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc., and an affiliate of the Adviser.

Distribution Plans

The Company, on behalf of the Fund, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor Class C shares.  Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan.  Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the Distributor.  The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Fund to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Fund to reimburse KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan up to 0.50% of average daily net assets.

The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Fund to pay KFD and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Fund covered by the Plans;
•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (“Independent Directors”), cast in person at a meeting called for that purpose.  As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares covered by the Plans.  All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFD is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans.  KFD is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Custodian

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Portfolio and the Fund.  Under a Custody Agreement with the Portfolio, U.S. Bank holds the Portfolio’s assets in safekeeping and keeps all necessary records and documents relating to its duties.  U.S. Bank receives an annual fee equal to 0.005% of the Portfolio’s market value with a minimum annual fee of $3,000.

U.S. Bank also serves as custodian of the securities and cash held by the Fund pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping and keeps all necessary records and documents relating to its duties.

Codes of Ethics

The Company, Kinetics, Broadmark and KFDI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolio and the Fund, for their own accounts.

Valuation of Shares

Shares of the Fund are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Fund.  The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities are valued each day at the last quoted sales price on the securities principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”) , and if no NOCP is available, then at the last reported bid price.  In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Trustees.  The Portfolio and the Fund may use independent pricing services to assist in calculating the NAV of the Portfolio’s or Fund’s shares.

Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid (for long positions) and ask (for short positions) prices.  Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded.  If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio and the Fund are considered at such value as the Investment Adviser may determine in good faith, in accordance with the valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued as follows: Exchange-listed debt securities are valued at the last quoted sale price on the primary exchange on the valuation date.  If there are no sales on that day, the debt security is generally valued at mean of the current bid and asked prices.  Non-exchange-listed debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Trading in foreign securities may be completed at times when the NYSE is closed.  In computing the NAV of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of the Portfolio’s or the Fund’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.

The NAV per share of each Class of shares of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair market value.  In the event that amortized cost does not reflect market value, market prices as determined above will be used.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Trust’s Board of Trustees or the Fund’s Board of Directors, as applicable.

Portfolio Holdings Information

The Company, on behalf of the Fund, and the Trust, on behalf of the Portfolio, maintain policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund and the Portfolio.  These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Fund and the Board of Trustees of the Trust on behalf of the Portfolio.  Disclosure of the Fund’s/Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web-site at www.sec.gov.  Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Fund and the Portfolio under the following circumstances:

•
twenty calendar days after the end of each calendar month, the Adviser may post (a) the top fifteen (15) securities held by the Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website and (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s portfolios; and

•
as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties must be approved in advance by the Company’/Trust’s or Adviser’s President.  The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund/Portfolio, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Fund/Portfolio,) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so.  In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Trust’s Adviser, the Trust’s Sub-Adviser, the Company’s/Trust’s transfer agent and Administrator – U.S. Bancorp Fund Services, LLC, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service.  Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions.  “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).  Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio.  Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund/Portfolio only with the permission of the Administrator.  From time to time portfolio holdings information may be provided to broker-dealers solely in connection with the Fund/Portfolio seeking portfolio securities trading suggestions.  In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements.  Furthermore, the Policies can only be revised by Board approval.  The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties:  (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.  Shares of the Fund are sold at their NAV plus any applicable sales charge.  Except for the Fund itself (through KFD), only investment dealers that have an effective selling agreement with the Fund are authorized to sell shares of the Fund.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and completing a thorough review of all New Account Application Forms.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

Advisor Class A Shares of the Fund are sold with maximum front-end sales charge of 5.75%.  Using a hypothetical NAV per share, the maximum offering price of the Fund’s Advisor Class A Shares would be as follows:

	Net Asset Value	Maximum Sales Charge	Offering Price to Public
Paradigm Absolute Return Fund	$10.00	5.75%	$10.61

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations.  Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or
•	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of the Adviser, the Sub-Adviser, KFD, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities, employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Fund are sold at their NAV plus a sales charge as described in the Prospectus.  Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•	signing a 13-month letter of intent
•	using the reinvestment privilege
•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances.  Consult your broker-dealer.

Large Purchases and Quantity Discounts   As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share.  If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of the Fund, the purchases will be added together with the amount already invested in the Fund.  For example, if a shareholder already owns shares of the Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus.  At the time of purchasing additional purchases, shareholders should inform the Fund in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent   If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge.  A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period.  It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed.  The shares held in escrow in the investor’s account will be released when the 13-month period is over.  If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect.  Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased.  Any shares (except money market shares) purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date.  The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege   If Advisor Class A shares of the Fund have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge.  Shareholders should inform the Fund, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases   Another way to reduce the sales charge is to combine purchases made at the same time in the Fund and one or more other funds offered by the Company that apply sales charges.  For example, if an investor invests $30,000 in Advisor Class A shares of the Fund, and $70,000 in Advisor Class A shares of another fund, the sales charge would be lower.  Investors should inform the Fund in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases   Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions   The Fund reserves the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class.  See the applicable Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of the Fund for shares of any other fund offered by the Company.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short- or long-term capital gains or losses on the exchange.  An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

You may send your exchange request in writing.  Please provide the Fund name and account number for the Fund involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares, and Advisor Class C shares for Advisor Class C shares.  However, any share Class of the Fund may exchange into and out of the No Load Class of the Company’s Government Money Market Fund.

NOTE:  The Fund may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Fund, or (b) participate in sales programs sponsored by the Fund.  In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund.  These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale

Investing Through Authorized Brokers or Dealers

The Fund may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.  Orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly.  Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be effected at the next determined NAV.  It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•	a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
•	any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions.  The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and its transfer agent reserves the right to amend these standards at any time without notice.

Redemption Fees

The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  The Fund is not designed for short-term traders.

For these reasons, the Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days.  These fees will be paid to the Fund to help offset transaction costs.  The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Fund will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed using the current NAV of those shares.  The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Adviser or their affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.

Brokerage

The Fund’s assets are invested by the Sub-Adviser in a manner consistent with the Fund’s investment objective, strategies, policies and restrictions and with any instructions the Company’s Board of Directors may issue from time to time.  Within this framework, the Sub-Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund, including the selection of broker-dealers, the negotiation of commission rates and the execution of transactions of the Fund.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Sub-Adviser on behalf of the Fund of negotiated brokerage commissions.  Such commissions vary among different brokers.  A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Sub-Adviser usually includes an undisclosed dealer commission or mark-up.  In underwritten offerings, the price paid by the Sub-Adviser on behalf of the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers.  A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Sub-Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved.  For securities traded in the over-the-counter markets, the Sub-Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Sub-Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Sub-Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available.  The Company’s Board of Directors periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Sub-Adviser.  Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Sub-Adviser, the Sub-Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  The Sub-Adviser believe that most research services obtained by it generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

The Company, on behalf of the Fund, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Fund in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Fund’s custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The Sub-Adviser on behalf of the Company, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Fund may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the Fund.

From time-to-time, the Sub-Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Fund (“selling brokers”) pursuant to policies adopted by the Company’s Board of Directors.  These policies provide that the Sub-Adviser shall not (i) take into consideration the promotion or sale of the Fund’s shares as a factor in selecting executing brokers for the Fund, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Sub-Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Fund, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Fund’s commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Fund.  This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for the Fund and other accounts managed by the Sub-Adviser.  If and when the Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

Taxes

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

The Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

The Fund invests at least 80% of its assets in and derives most of its income from the Portfolio, which is treated as a partnership for federal tax purposes, and the Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the Portfolio.  For purposes of the income and diversification requirements, the Fund will be treated as receiving its allocable share of items of income and gain of the Portfolio and as owning its allocable share of the Portfolio’s assets.  Thus, the Fund’s ability to satisfy the income and diversification requirements depends upon the character of Portfolio’s income and assets.  The Portfolio intends to invest its assets so that the Fund investors will satisfy the income and diversification requirements.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with this distribution requirement.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund could be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  The tax consequences of such transactions and investments will pass through to the Fund and may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which any master portfolio invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Independent Registered Public Accounting Firm

_________________________________, serves as the Fund’s independent registered public accounting firm.  Its services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.

Appendix A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default.  This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“R” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit.  However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” – An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

“A” – An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” – An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Obligations rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “c” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” – An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“CCC” – An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” – An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“SD” and “D” – An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.  Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

“NR” – An issuer rated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA”  ratings denote the lowest expectation of credit or default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of  financial commitments.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” – A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“D” – indicates an issuer that in Fitch ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the issuer or issue in question.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity.  The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high.  In many cases they differ from long-term debt rated “AAA” only to a small degree.  Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.  Entities in the “BB” range typically have limited access to capital markets and additional liquidity support.  In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.”  Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

h  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions.  Nor is it a comment regarding an issue’s market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

Appendix B

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

Risk Management | RiskMetrics Labs | ISS Governance Services | Financial Research & Analysis

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1. Operational Items:

Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee; and
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•
Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-   Degree to which absences were due to an unavoidable conflict;
-   Pattern of absenteeism; and

1 RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

2 In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

-   Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•
The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•
The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;
•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-   presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
-   serves as liaison between the chairman and the independent directors;
-   approves information sent to the board;
-   approves meeting agendas for the board;
-   approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
-   has the authority to call meetings of the independent directors;
-   if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;
•	Established governance guidelines;

•
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
-   Egregious compensation practices;
-   Multiple related-party transactions or other issues putting director independence at risk;
-   Corporate and/or management scandals;
-   Excessive problematic corporate governance provisions; or
-   Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carveout for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance.
Problematic provisions include but are not limited to:
•	a classified board structure;
•	a supermajority vote requirement;
•	majority vote standard for director elections with no carve out for contested elections;
•	the inability of shareholders to call special meetings;
•	the inability of shareholders to act by written consent;
•	a dual-class structure; and/or
•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or
•
The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
•	While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.  Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals
Evaluate management or shareholder proposals to change a company's state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;
•	Comparison of company's governance practices and provisions prior to and following the reincorporation; and
•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance.  Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance.  Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;
•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
•
The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;
•	Excessive perks/tax reimbursements:

-   Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

-   Reimbursement of income taxes on executive perquisites or other payments;

-   Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure – Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

-   Inclusion of additional years of service not worked that result in significant payouts;

-   Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

-   Excessive “make whole” provisions;

-   Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

-   Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

-   Payments upon an executive's termination in connection with performance failure;

-   Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

-   New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

-   Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

-   New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

-   Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

-   Unclear explanation of how the CEO is involved in the pay setting process;

-   Retrospective performance targets and methodology not discussed;

-   Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

-   Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•
Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management's control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting--does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price--should be set at fair market or a premium to market;

•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.

Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named
Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy.  The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-   Rigorous stock ownership guidelines, or

-   A holding period requirement coupled with a significant long-term ownership requirement, or

-   A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

•	The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company's analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company's business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;
•	The existing disclosure of relevant policies;
•	Deviation from established industry norms;
•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
•	Whether the proposal focuses on specific products or geographic regions; and
•	The potential cost and scope of the requested report.
•	Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•
The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•
The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

KINETICS ASSET MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

I.           INTRODUCTION AND OVERVIEW

Kinetics Asset Management, Inc. (“KAM”) has adopted these Proxy Voting Policies and Procedures (“KAM Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with respect to the voting of client proxies.  KAM is an investment adviser to an investment company (Kinetics Portfolios Trust) and institutional and private clients (together, the “Other Clients”) (Other Clients and Kinetics Portfolios Trust hereinafter referred to collectively as the “Clients”).  Pursuant to these Policies and Procedures, KAM shall vote proxies (a) on behalf of Kinetics Portfolios Trust and (b) on behalf of Other Clients for whom KAM has been given and agreed to accept voting authority.  The fundamental guideline followed by KAM in voting proxies is to ensure that the manner in which shares are voted is in the best interest of its Clients and the value of the investment.

II.           ADMINISTRATION

Proxy Voting Administration Through the Institutional Shareholder Services System.  KAM has delegated responsibility for the administration of proxy voting to Rick Metrics Group (“RiskMetrics”), a Delaware corporation, through the Internet-based proxy voting system operated by RiskMetrics.

Accordingly, RiskMetrics:

a.  processes all proxies received in connection with underlying portfolio securities held by KAM’s Clients;

b. applies RISKMETRICS’s proxy voting procedures (hereinafter, the “RISKMETRICS Proxy Voting Guidelines”), which KAM has reviewed, analyzed, and determined to be consistent with the views of KAM on the various types of proxy proposals; and

c.  maintains appropriate records of proxy voting that are easily-accessible by appropriate authorized persons of RISKMETRICS.

Accordingly, the KAM Policies and Procedures incorporate the RISKMETRICS Proxy Voting Guidelines, to the extent appropriate.  A copy of the current RISKMETRICS Proxy Voting Guidelines Summary is attached hereto at Appendix A.

KAM has given an authorization and direction letter to each Client’s custodian, which custodian then forwards all proxy statements received on behalf of the Client directly to RISKMETRICS to vote the proxies.  KAM updates RISKMETRICS’ Client list on a periodic basis.

When (i) the RISKMETRICS Proxy Voting Guidelines do not cover a specific proxy issue, and RISKMETRICS does not provide a recommendation, or (ii) RISKMETRICS recuses itself from voting proxies when it has a material conflict of interest with the company whose proxies are at issue, RISKMETRICS notifies KAM’s Proxy Administrator.  The Proxy Administrator will review the proxy with the Chief Compliance Officer (“CCO”) or Chief Investment Strategist (“CIS”), or their delegate(s) to determine whether KAM should vote the proxy.  In determining whether to vote a particular proxy, KAM will consider a variety of factors, including, but not limited to, the costs associated with voting, whether the proxy is in a foreign market and the feasibility of registering in that market, and the potential benefit derived from the vote.  If KAM determines to vote the proxy, the Proxy Administrator will instruct RISKMETRICS accordingly.  The CCO or CIS will use his or her best judgment in voting proxies on behalf of Clients.

In evaluating how to vote a proxy, the CCO or CIS may consider a variety of factors, including, but not limited to, information from various sources, including management of a company presenting a proposal, shareholder groups, and independent proxy research services.

Proxy Administrator.  KAM designates KAM’s Chief Compliance Officer, or his designee(s) as its Proxy Administrator (“Proxy Administrator”).  In addition to the duties described above, the Proxy Administrator also reviews questions and responds to inquiries from Clients and mutual fund shareholders pertaining to proxy issues and corporate responsibility.

Monitoring the RISKMETRICS Proxy Voting Guidelines.  Periodically, on request, KAM will require RISKMETRICS to provide a report and/or representation that all proxies voted by RISKMETRICS on behalf of KAM’s Clients during the applicable period were voted in accordance with the RISKMETRICS Proxy Voting Guidelines.

The CCO or CIS of KAM and the Proxy Administrator shall review the RISKMETRICS Proxy Voting Guidelines on a yearly basis to determine whether these guidelines continue to be consistent with KAM’s views on the various types of proposals covered by the RISKMETRICS Proxy Voting Guidelines.  The CCO or CIS will also review any material changes made by RISKMETRICS to the RISKMETRICS Proxy Voting Guidelines.

When reviewing the RISKMETRICS Proxy Voting Guidelines, KAM will consider, among other things, whether the Guidelines are designed to vote proxies in a manner consistent with the goal of voting in the best interest of its Clients.  KAM also shall review the KAM Policies and Procedures and the RISKMETRICS Proxy Voting Guidelines to make certain that both comply with any new rules promulgated by, or interpretations issued by, the SEC or other relevant regulatory policies.

Conflicts of Interest

RISKMETRICS issues voting recommendations and casts proxy votes strictly in accordance with pre-determined proxy voting guidelines, which KAM believes are in the best interests of its clients.  The adherence to pre-determined proxy voting guidelines by KAM and RISKMETRICS helps reduce conflicts of interests and helps ensure that proxy votes are cast in accordance with the best interests of KAM Clients.

Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of KAM, the proxy will be voted strictly in conformity with the recommendation of RISKMETRICS.

To monitor compliance with these procedures, any proposed or actual deviation from a recommendation of RISKMETRICS must be reported to the CCO or CIS of KAM.  The CCO or CIS of KAM would then provide guidance concerning the proposed deviation and whether this deviation presents any potential conflict of interest.

In the case of Kinetics Portfolios Trust, KAM shall report each deviation from an RISKMETRICS recommendation regarding a proxy received in connection with underlying portfolio securities held by a Portfolio to the Board of Trustees of Kinetics Portfolios Trust at the next formal meeting of the Portfolio’s Board of Trustees.

In the case of Clients other than Kinetics Portfolios Trust, KAM: (i) shall maintain an appropriate record of each deviation from an RISKMETRICS recommendation regarding a proxy received in connection with underlying portfolio securities held by an Other Client.

As a matter of policy, the employees of KAM who manage proxy voting through RISKMETRICS shall not be influenced by outside sources.

III.           REPORTING AND RECORD RETENTION

KAM or RISKMETRICS will maintain the following records relating to proxy votes cast under these KAM Policies and Procedures.

I.	A copy of these KAM Policies and Procedures.

II.	A copy of the RISKMETRICS Proxy Voting Guidelines.

III.
A copy of proxy statements received regarding underlying portfolio securities held by Clients (received through RISKMETRICS, with either hard copies held by RISKMETRICS or electronic filings from the SEC’s EDGAR system).

IV.
Records of each vote cast on behalf of Clients including: (i) the name of the issuer of the portfolio security; (ii) the exchange ticker symbol of the portfolio security; (iii) the Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security; (iv) the shareholder meeting date; (v) a brief identification of the matter voted on; (vi) whether the matter was proposed by the issuer or by a security holder; (vii) whether KAM cast its vote on the matter; (viii) how KAM cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and (ix) whether KAM cast its vote for or against management.

IV.	A copy of any document created by the CCO or Proxy Administrator that was material to making a decision on how to vote proxies on behalf of a Client or that memorialized the basis for the decision.

V.	A copy of each written Client request for proxy voting information and a copy of any written response by KAM.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations.  The Proxy Administrator will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request.

The most recent copy of the KAM Policies and Procedures are available on KAM’s website at www.kineticsfunds.com.  Questions related to the KAM Policies and Procedures should be directed in writing addressed to the Proxy Administrator at the address below:

Kinetics Asset Management, Inc.
Attn: Proxy Administrator
555 Taxter Road, Suite 175
Elmsford, New York 10523

KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

(a)	Articles of Incorporation
	(1)	Articles of Amendment and Restatement.1
	(2)	Articles of Amendment to Articles of Amendment and Restatement.3
	(3)	Articles of Amendment to Articles of Amendment and Restatement11
	(4)	Articles Supplementary.3
	(5)	Articles Supplementary.5
	(6)	Articles Supplementary.7
	(7)	Articles Supplementary.9
	(8)	Articles Supplementary – to be filed by amendment.
(b)		Amended and Restated By-laws.1
(c)		Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.
(d)	Investment Advisory Agreements.
(1)
Investment Advisory Agreements. Incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000, and Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2002.

(2)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management, Inc. incorporated by reference to Amendment No. 13 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on March 16, 2007.

(3)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management, Inc. incorporated by reference to Amendment No. 16 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on June 29, 2007.

(4)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management, Inc. incorporated by reference to Amendment No. 17 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on February 8, 2008.

	(5)	Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management, Inc. – to be filed by amendment.
(e)	Underwriting Contracts
	(1)	Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, Inc. dated September 15, 2000.3

	(1)(i)	Schedule A dated December 6, 2007 to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributors, Inc. dated September 15, 2000. 10
	(2)	Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc. and Quasar Distributors, LLC dated September 20, 2000.3
(2)(i)
Fourth Amendment dated [  ] to the Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc. and Quasar Distributors, LLC dated September 20, 2000 - to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements
	(1)	Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.8
	(1)(i)	Fourth Amendment dated [ ] to Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006 – to be filed by amendment.
(h)	Other Material Contracts
	(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.8
	(1)(i)	Seventh Amendment dated [ ] to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – to be filed by amendment.

	(2)	Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.5
	(2)(i)	Fifth Amendment dated [ ] to Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005 – to be filed by amendment.

	(3)	Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.8
	(3)(i)	First Amendment dated March 7, 2002 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.10
	(3)(ii)	Second Amendment dated July 24, 2002 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.10
	(3)(iii)	Eighth Amendment dated [ ] to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002 – to be filed by amendment.

	(3)(iv)	Addendum dated June 6, 2007 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.8
	(3)(v)	Second Addendum dated July 18, 2007 to Transfer Agent Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2002.10

	(4)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the No Load, Advisor Class A, B and C Shares.6
	(4)(i)	Schedule A dated [ ] to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc - to be filed by amendment.

	(5)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the Institutional Share Class.4
	(5)(i)	Schedule A dated [ ] to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the Institutional Share Class – to be filed by amendment.
	(5)(ii)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated April 27, 2006.6

	(6)	Agreement of the Joint Insureds between Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc.1

	(7)	Power of Attorney.2

(i)	Legal Opinions.
	(1)	Legal opinion dated October 4, 2004.3
	(2)	Legal opinion dated January 31, 2006.5
	(3)	Legal opinion dated April 10, 2007.7
	(4)	Legal opinion dated November 16, 2007.9
	(5)	Legal opinion dated [ ] – to be filed by amendment.
(j)	Other Opinions.
	(1)	Consent of Counsel – to be filed by amendment.
	(2)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(k)	Omitted Financial Statements. Not applicable.
(l)	Initial Capital Understanding.1
(m)	Rule 12b-1 Plans.

	(1)	Retail Distribution Plan for Advisor Class A Shares (12b-1 Plan).10
	(1)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class A Shares – to be filed by amendment.
	(2)	Retail Distribution Plan for Advisor Class C Shares (12b-1 Plan).10
	(2)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class C Shares – to be filed by amendment.
(n)	Rule 18f-3 Plan.10
	(1)	Exhibit A to the Rule 18f-3 Plan – to be filed by amendment.
(o)	Reserved.
(p)	Code of Ethics.12

1	Filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.
2	Filed April 30, 2003 with Post-Effective Amendment No. 11 to the Registration Statement.
3	Filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.
4	Filed April 29, 2005 with Post-Effective Amendment No. 18 to the Registration Statement.
5	Filed January 31, 2006 with Post-Effective Amendment No. 22 to the Registration Statement.
6	Filed May 1, 2006 with Post-Effective Amendment No. 23 to the Registration Statement.
7	Filed April 10, 2007 with Post-Effective Amendment No. 24 to the Registration Statement.
8	Filed June 29, 2007 with Post-Effective Amendment No. 27 to the Registration Statement.
9	Filed November 16, 2007 with Post-Effective Amendment No. 28 to the Registration Statement.
10	Filed February 8, 2008 with Post-Effective Amendment No. 30 to the Registration Statement.
11	Filed May 1, 2008 with Post-Effective Amendment No. 32 to the Registration Statement.
12	Filed April 30, 2009 with Post-Effective Amendment No. 33 to the Registration Statement.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
  Registrant is controlled by its Board of Directors.

ITEM 25.	INDEMNIFICATION

Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, Inc.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company.  With respect to Kinetics Funds Distributor, Inc, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Kinetics Asset Management, Inc. is an investment adviser registered under the Investment Advisers Act of 1940.  Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 27.	PRINCIPAL UNDERWRITERS:

  (a) As of the date of this filing, Kinetics Funds Distributor, Inc. (“KFDI”), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

  (b) To the best of Registrant’s knowledge, the directors and executive officers of KFDI are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, Inc.	Positions and Offices with Registrant
Leonid Polyakov 555 Taxter Road, Suite 175, Elmsford, New York 10523	CFO & President	Director/Trustee, Treasurer

  (c) None.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Kinetics Asset Management, Inc 555 Taxter Road, Suite 175 Elmsford, New York 10523
Registrant’s investment sub-adviser	Broadmark Asset Management, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022
Registrant’s custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

ITEM 29.	MANAGEMENT SERVICES:
Not applicable.

ITEM 30.	UNDERTAKINGS:
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Kinetics Mutual Funds, Inc., has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Elmsford and State of New York, on the 16th day of October, 2009.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President, Chairman of the Board	October 16, 2009
Peter B. Doyle
Douglas Cohen*	Director	October 16, 2009
Douglas Cohen
William J. Graham*	Director	October 16, 2009
William J. Graham
Steven T. Russell*	Director	October 16, 2009
Steven T. Russell
Murray Stahl*	Director and Secretary	October 16, 2009
Murray Stahl
Joseph E. Breslin*	Director	October 16, 2009
Joseph E. Breslin
James M. Breen*	Director	October 16, 2009
James M. Breen
/s/ Leonid Polyakov	Director and Treasurer	October 16, 2009
Leonid Polyakov

*By:  /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement filed on April 30th, 2003.

Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of Elmsford and State of New York, on the 16th day of October, 2009.

KINETICS PORTFOLIOS TRUST

/s/ Peter B. Doyle*
Peter B. Doyle,
President and Chairman of the Board

*By:  /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No. 11 to the Registration Statement filed on April 30th, 2003.